Other Current and Non-Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Other Current and Non-Current Assets [Abstract]
Schedule of other current and non-current assets

	As at 30 June 2019	As at 31 December 2018
	(Unaudited)

Input VAT receivable	$330,765	$358,179
Prepayments-office rental	575,543	842,150
Prepayments-insurance	436,186	5,861
Prepayments-others	44,700	258,718
Uniforms	52,088	36,418
Tools and supplies	189,178	118,977
Other current assets	$1,628,460	$1,620,303

Deposit	$330,584	$303,320
Others	6,577	-
Other non-current assets	$337,161	$303,320

	31 December
	2018	2017
Input VAT receivable	$358,179	$335,510
Prepayments-office rental	842,150	765,370
Prepayments-insurance	5,861	120,372
Prepayments-others	258,718	125,753
Uniforms	36,418	97,850
Tools and supplies	118,977	144,448
Other current assets	$1,620,303	$1,589,303

Deposit	$303,320	$308,307
Other non-current assets	$303,320	$308,307